Notes Payable and Borrowings under Capital Leases - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				12 Months Ended										12 Months Ended		1 Months Ended									6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended					12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended			1 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012	Dec. 31, 2013 Three-Year First Lien Tranche B-1 Term Loan	Dec. 31, 2013 Three-Year First Lien Tranche B-1 Term Loan London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 Three-Year First Lien Tranche B-1 Term Loan Prime Rate	Dec. 31, 2013 Seven-Year First Lien Tranche B-2 Term Loan	Dec. 31, 2013 Seven-Year First Lien Tranche B-2 Term Loan London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 Seven-Year First Lien Tranche B-2 Term Loan London Interbank Offered Rate (LIBOR) Applicable Margin Rate When Indebtedness Outstanding	Dec. 31, 2013 Seven-Year First Lien Tranche B-2 Term Loan London Interbank Offered Rate (LIBOR) Applicable Margin Rate When Indebtedness not outstanding	Dec. 31, 2013 Seven-Year First Lien Tranche B-2 Term Loan Prime Rate Applicable Margin Rate When Indebtedness Outstanding	Dec. 31, 2013 Seven-Year First Lien Tranche B-2 Term Loan Prime Rate Applicable Margin Rate When Indebtedness not outstanding	Dec. 31, 2013 Amount Remaining Under Backstop	Dec. 31, 2013 Maximum Current period	Dec. 31, 2013 Maximum Thereafter in any year	Dec. 31, 2012 Interest Rate Cap	May 31, 2012 Interest Rate Cap	Dec. 31, 2012 Interest Rate Cap Initial	May 31, 2012 Interest Rate Cap Initial	Dec. 31, 2012 Interest Rate Cap Final	May 31, 2012 Interest Rate Cap Final	Dec. 31, 2013 Letter of Credit Facility	Aug. 31, 2013 Letter of Credit Facility	Aug. 31, 2013 Swingline Facility	Jun. 30, 2014 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility	Aug. 31, 2013 First Lien Credit Facility	Dec. 31, 2013 First Lien Credit Facility	Jun. 30, 2014 First Lien Credit Facility	Aug. 31, 2013 First Lien Credit Facility JPMorgan Chase Bank, N.A	Dec. 31, 2013 First Lien Credit Facility Pro forma	Dec. 31, 2013 First Lien Credit Facility If no default has occurred and no ECF shortfall amount is outstanding, but leverage ratio is above the threshold 3.75 to 1.00	May 31, 2014 First Lien Credit Facility Three-Year First Lien Tranche B-1 Term Loan	Aug. 31, 2013 First Lien Credit Facility Three-Year First Lien Tranche B-1 Term Loan	Aug. 31, 2013 First Lien Credit Facility Seven-Year First Lien Tranche B-2 Term Loan	Mar. 31, 2014 Second Lien Credit Facility	Aug. 31, 2013 Second Lien Credit Facility	Dec. 31, 2013 Second Lien Credit Facility	Aug. 31, 2013 Second Lien Credit Facility Wilmington Trust N A
Dec. 31, 2013
Second Lien Credit Facility
Cash dividend payments and stock repurchases in an amount equal to $17.25 million permitted when no ECF shortfall amount outstanding and total leverage ratio on a pro forma basis is not in excess of 5.00 to 1.00
																																													Dec. 31, 2013 Second Lien Credit Facility London Interbank Offered Rate (LIBOR)	Dec. 31, 2013 Second Lien Credit Facility Prime Rate	Mar. 31, 2014 First And Second Lien Credit Facility	Dec. 31, 2013 First And Second Lien Credit Facility	Mar. 31, 2012 Initial Credit Facility	Mar. 31, 2012 Initial Credit Facility Five-year Term Loan Facility	Mar. 31, 2012 Initial Credit Facility Revolving Credit Facility	Oct. 31, 2012 Amended and Restated Credit Facility Tranche	Oct. 31, 2012 Amended and Restated Credit Facility Five-year Term Loan Facility	Oct. 31, 2012 Amended and Restated Credit Facility Five-year Term A Loan	Oct. 31, 2012 Amended and Restated Credit Facility Six-year Term B Loan	Oct. 31, 2012 Amended and Restated Credit Facility Revolving Credit Facility	Oct. 31, 2012 Amended and Restated Credit Facility Revolving Credit Facility Five-year Term A Loan	Apr. 30, 2013 Previous Credit Facility	Apr. 30, 2013 Previous Credit Facility Five-year Term A Loan	Apr. 30, 2013 Previous Credit Facility Six-year Term B Loan	Apr. 30, 2013 Previous Credit Facility Revolving Credit Facility Increase (Decrease) in Borrowing capacity [Member]
Debt Instrument [Line Items]
Line of credit facility																											$ 30,000,000	$ 10,000,000			$ 75,000,000																		$ 140,000,000		$ 35,000,000	$ 350,000,000				$ 50,000,000					$ 25,000,000
Debt maturity																															5 years							3 years	7 years		7 years 6 months									5 years	5 years				6 years		5 years
Debt, face amount																																		705,000,000				175,000,000	455,000,000		190,000,000		190,000,000							105,000,000			300,000,000	150,000,000	150,000,000
Proceed from debt																																																		105,000,000				150,000,000	150,000,000
Proceed from line of credit																													0	0																					0
Debt issuance costs			2,639,000	25,697,000	14,001,000	284,000																																										23,100,000	3,100,000						10,800,000			2,600,000
Number of tranches																																																				2
Debt, additional amount issued																																																											50,000,000	100,000,000
Unused portion of the revolving credit facility				52,200,000
Letter of Credit outstanding		15,000,000		15,000,000													22,800,000
Repayments of lines of credit																																					25,000,000			190,000,000								448,300,000
Debt, prepayment premium																																								3,800,000
Amortization of loan fees																																					500,000										500,000
Floor rate												1.00%																																	1.00%
Margin for Term Loans									3.75%	2.75%			4.00%	3.75%	3.00%	2.75%																													7.75%	6.75%
Term loan maturity date								Aug. 20, 2016			Aug. 20, 2020																			Aug. 20, 2018												Feb. 20, 2021
Line of credit facility covenant terms		Under the revolving credit facility, so long as there are any outstanding revolving loans and/or outstanding letters of credit in excess of $15.0 million other than letters of credit that have been cash collateralized, we are required to comply with a financial covenant		Under the revolving credit facility, so long as there are any outstanding revolving loans and/or outstanding letters of credit in excess of $15.0 million other than letters of credit that have been cash collateralized, we are required to comply with a financial covenant																												The Company’s first lien credit facility permits cash dividend payments and stock repurchases in an amount equal to (a) $15.0 million plus (b) the available ECF amount (as defined in the credit agreements), in each case so long as no default has occurred and is continuing or would result therefrom, no ECF shortfall amount (as defined in the credit agreements) is outstanding and the Company’s first lien leverage ratio on a pro forma basis is not in excess of 3.75 to 1.00. However, if no default has occurred and is continuing or would result therefrom and no ECF shortfall amount is outstanding, but the Company’s first lien leverage ratio is above the threshold indicated above, then its cash dividend payments and stock repurchases are limited to $15.0 million.										The Company’s second lien credit facility permits cash dividend payments and stock repurchases in an amount equal to (a) $17.25 million plus (b) the available ECF amount, in each case so long as no default has occurred and is continuing or would result therefrom, no ECF shortfall amount is outstanding and the Company’s total leverage ratio on a pro forma basis is not in excess of 5.00 to 1.00. However, if no default has occurred and is continuing or would result therefrom and no ECF shortfall amount is outstanding, but the Company’s total leverage ratio is above the threshold indicated above, then its cash dividend payments and stock repurchases are limited to $17.25 million.
Threshold for covenant compliance requirement																										15,000,000
Leverage ratio																																	525.00%		375.00%							500.00%
Cash dividend payments and stock repurchases amount																																				15,000,000								17,250,000
Dividend payment restriction by covenant																		360,000,000	15,000,000
Cash dividend payments				357,500,000
Retained earnings				2,400,000
Derivative notional amount																						99,500,000	51,800,000	137,600,000	42,000,000
Derivative strike price percentage	2.00%				2.00%		2.00%
Maturity date of interest rate cap arrangement																				Oct. 24, 2015	Mar. 30, 2015
Interest payment cash flows																				50.00%
Unrealized losses on interest rate cap	$ (100,000)